Income Taxes - Reconciliation of Net Income Expense (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Federal income tax expense at the U.S. statutory rate					$ 110	$ 111	$ 101
U.S. state income tax expense, net of U.S. federal income tax effect					4	4	4
Canadian operations					(9)	(11)	(7)
Credits					0	1	1
Income tax expense	$ 32	$ 56	$ 41	$ 61	$ 105	$ 103	$ 97